Fees Summary	Jul. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,071,500
Previously Paid Amount
Total Fee Amount	3,991.55
Total Offset Amount
Net Fee	$ 3,991.55